Company Background and Basis of Presentation (Details) - USD ($)		9 Months Ended		12 Months Ended
	Oct. 06, 2021	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Amount of federal deposit insurance corporation		$ 250,000		$ 250,000
Write off of sublease receivable		228,946	$ 0	312,940
Cash and cash equivalents		$ 7,996,362		$ 32,478,948	$ 27,787,314
Subsequent events
Business Acquisition [Line Items]
Percentage of acquired issued and outstanding	100.00%
PIPE financing loans	$ 200,000,000
PIPE financing net of fees and expenses	$ 234,200,000